BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

Arizona - 134.7%	$ 1,000	Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Refunding Bonds, AMT,
		Junior Sub-Series, 6.30% due 12/01/2008	$ 1,006

	1,750	Arizona Health Facilities Authority Revenue Bonds (Banner Health System), Series A, 5% due 1/01/2025	1,774

	1,435	Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West), Series A, 6.625% due 7/01/2020	1,589

	3,285	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
		Junior Subordinated Series B-1, 6.15% due 5/01/2029	3,436

	1,000	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, AMT,
		Senior-Series A-1, 5.90% due 5/01/2024	1,048

	1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds (Baseball Training Facilities Project), 5% due 7/01/2016	1,037

	1,500	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5% due 7/01/2036 (c)	1,482

	1,500	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B, 5% due 7/01/2036 (c)	1,473

	1,000	Flagstaff, Arizona, Aspen Place at the Sawmill Improvement District, Special Assessment Improvement Bonds, 5% due 1/01/2032	1,001

	1,000	Gila County, Arizona, Unified School District Number 10 (Payson), GO (School Improvement Project of 2006),
		Series A, 1% due 7/01/2027 (a)	1,002

	1,000	Gilbert, Arizona, Water Resource Municipal Property Corporation, Water System Development Fee and Utility Revenue Bonds,
		Subordinated Lien, 5% due 10/01/2029 (g)	1,042

	750	Gladden Farms Community Facilities District, Arizona, GO, 5.50% due 7/15/2031	692

	2,500	Glendale, Arizona, IDA, Revenue Refunding Bonds (Midwestern University), 5% due 5/15/2031	2,523

	2,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series B, 5% due 8/01/2030 (g)	2,034

	900	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1), Series A, 6.625% due 7/01/2020	872

	2,000	Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds (Catholic Healthcare West Project),
		Series A, 5.25% due 7/01/2032	2,028

	2,400	Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds (Samaritan Health Services),
		Series A, 7% due 12/01/2016 (b)(g)	2,973

	1,968	Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 3-B, 5.25% due 8/01/2038 (d)(e)	2,041

	1,000	Maricopa County, Arizona, Peoria Unified School District Number 11, GO, Second Series, 5% due 7/01/2025 (c)	1,049

	1,485	Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public Service Company of New Mexico Project),
		Series A, 6.30% due 12/01/2026	1,492

Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
IDA	Industrial Development Authority
PCR	Pollution Control Revenue Bonds
S/F	Single-Family

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)		(In Thousands)

Face
Amount	Municipal Bonds	Value

$ 1,000	Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60% due 7/01/2012	$ 1,164

500	Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO, Refunding, 7.50% due 7/01/2010 (c)	560

1,000	Maricopa County, Arizona, Unified School District Number 090, School Improvement, GO (Saddle Mountain),
	Series A, 5% due 7/01/2014	1,046

1,000	Mesa, Arizona, IDA Revenue Bonds (Discovery Health Systems), Series A, 5.625% due 1/01/2010 (g)(h)	1,068

1,976	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 2007-1, 5.25% due 8/01/2038 (d)(e)	2,035

3,325	Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic Plaza Expansion Project),
	Sub-Series A, 5% due 7/01/2035 (c)	3,366

600	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, AMT, Series B, 5.25% due 7/01/2032 (c)	603

2,500	Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding Bonds, Junior Lien, 5.50% due 7/01/2020 (c)	2,715

1,985	Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series 2007-2, 5.50% due 8/01/2038 (d)(e)	2,110

500	Pima County, Arizona, IDA, Education Revenue Bonds (American Charter Schools Foundation), Series A, 5.625% due 7/01/2038	466

740	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project), Series C, 6.70% due 7/01/2021	768

990	Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project), Series C, 6.75% due 7/01/2031	1,015

1,000	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project), Series O, 5% due 7/01/2026	905

390	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II),
	Series A, 6.75% due 7/01/2011 (h)	442

575	Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools Project II), Series A, 6.75% due 7/01/2021	597

3,050	Pima County, Arizona, Unified School District Number 1 (Tucson), GO, Refunding, 7.50% due 7/01/2009 (c)	3,277

1,000	Pima County, Arizona, Unified School District Number 1 (Tucson), GO, Series C, 5% due 7/01/2027 (c)	1,042

1,250	Pinal County, Arizona, COP, 5% due 12/01/2026	1,277

1,250	Pinal County, Arizona, COP, 5% due 12/01/2029	1,264

500	Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities Project), AMT, 6.25% due 6/01/2026	526

2,000	Queen Creek Improvement District Number 001, Arizona, Special Assessment Bonds, 5% due 1/01/2032	1,901

1,500	Salt River Project, Arizona, Agriculture Improvement and Power District, Electric System Revenue Refunding Bonds,
	Series A, 5% due 1/01/2035	1,560

2,750	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	2,527

2,250	Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due 12/01/2011 (h)	2,532

1,195	Show Low, Arizona, IDA, Hospital Revenue Bonds (Navapache Regional Medical Center), 5% due 12/01/2035 (i)	1,170

1,500	South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State University South Campus Project),
	Series 2003, 5.625% due 9/01/2035 (g)	1,618

1,500	Surprise Municipal Property Corporation, Arizona, Wastewater Development Impact Fee Revenue Bonds, 4.90% due 4/01/2032	1,400

1,000	Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series B, 5.35% due 6/01/2047 (d)(e)	1,030

1,000	Tucson, Arizona, IDA, Joint S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1, 5.10% due 7/01/2038 (d)(e)	1,038

1,000	Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson Inc. Project), Series A,
	6.125% due 7/01/2010 (h)(i)	1,097

1,105	University of Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)	1,134

2,000	University of Arizona, COP, Series B, 5% due 6/01/2028 (a)	2,035

BlackRock MuniYield Arizona Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(In Thousands)

	Face
	Amount	Municipal Bonds	Value

	$ 1,275	Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022	$ 1,367

	750	Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024	779

	2,000	Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical Center), Series A, 6% due 8/01/2033	2,063

	1,000	Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
		Series A-1, 4.90% due 3/01/2028	899

	1,775	Yuma County, Arizona, Library District, GO, 5% due 7/01/2026 (j)	1,819

Guam - 1.6%	1,000	Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds, 5.875% due 7/01/2035	990

Puerto Rico - 18.0%	1,000	Puerto Rico Commonwealth Highway and Transportation Authority, Highway Revenue Refunding Bonds,
		Series CC, 5.50% due 7/01/2031 (g)	1,037

	560	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Bonds, Series G, 5% due 7/01/2033	548

	1,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series N, 5.25% due 7/01/2039 (c)	1,022

	1,000	Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (g)	1,078

	2,000	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031	1,961

	1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	992

	1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds
		(Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026	1,565

	2,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I, 5.25% due 7/01/2033 (m)	1,986

	1,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series N, 5.50% due 7/01/2027 (m)	1,021

		Total Municipal Bonds (Cost - $94,887) - 154.3%	96,009

		Municipal Bonds Transferred to Tender Option Bond Trusts (l)

Arizona - 15.6%	8,670	Arizona State University Revenue Bonds, 5.50% due 7/01/2012 (c)	9,693

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $9,022) - 15.6%	9,693

	Shares
	Held	Short-Term Securities

	655	CMA Arizona Municipal Money Fund, 2.04% (f)(k)	655

		Total Short-Term Securities (Cost - $655) - 1.0%	655

		Total Investments (Cost - $104,564*) - 170.9%	106,357
		Other Assets Less Liabilities - 0.9%	546
		Liability for Trust Certificates, Including Interest Expense Payable - (7.0%)	(4,347)
		Preferred Stock, at Redemption Value - (64.8%)	(40,317)
		Net Assets Applicable to Common Stock - 100.0%	$62,239

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purpose, were as follows:

Aggregate cost	$ 100,426

Gross unrealized appreciation	$ 3,132
Gross unrealized depreciation	(1,536)

Net unrealized appreciation	$ 1,596

BlackRock MuniYield Arizona Fund, Inc. Schedule of Investments as of January 31, 2008 (Unaudited)

(In Thousands)

(a)	AMBAC Insured.

(b)	Escrowed to maturity.

(c)	FGIC Insured.

(d)	FHLMC Collateralized.

(e)	FNMA/GNMA Collateralized.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Arizona Municipal Money Fund	4	$5

(g)	MBIA Insured.

(h)	Prerefunded.

(i)	Radian Insured.

(j)	XL Capital Insured.

(k)	Represents the current yield as of January 31, 2008.

(l)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(m)	Commonwealth Guaranteed.